Schedule of Convertible Notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Conversion	$ (1,713,587)	$ (2,963,218)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2023 balance	2,413,125
Issuance of the convertible notes	1,500,000
Acquired from Fortress Cove Acquisition	27,557
Repayments	(300,000)
Conversion	(1,500,000)
June 30, 2024 balance (unaudited)	2,140,682
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2023 balance
Issuance of the convertible notes	935,377
Acquired from Fortress Cove Acquisition
Repayments
Conversion	(889,000)
June 30, 2024 balance (unaudited)	$ 46,377